Consolidated Income Statement - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Income Statement [Abstract]
Shipping revenues		$ 497,197	$ 567,835	$ 556,075
Other revenues	[1]	1,203	3,938	4,481
Total revenues		498,400	571,773	560,556
Gain on sale of vessels		52,943	0	0
Other income		970	0	0
Operating expenses
Voyage expenses		(128,088)	(179,623)	(165,667)
Vessel operating expenses		(72,994)	(78,594)	(75,429)
Depreciation and amortization		(106,370)	(111,884)	(108,902)
Reversal of prior impairment charges		0	27,909	0
General and administrative expense		(19,890)	(18,944)	(17,448)
Total operating expenses		(327,342)	(361,136)	(367,447)
Operating income		224,972	210,637	193,110
Interest income		3,139	3,918	4,485
Interest expense		(14,169)	(30,399)	(33,061)
Net loss on derivative instruments at fair value		(170)	0	(504)
Other financial expense		(2,396)	(2,088)	(1,984)
Profit before tax		211,376	182,069	162,046
Income tax expense		(413)	(608)	(649)
Profit for the year		210,962	181,460	161,397
Attributable to the owners of non-controlling interest		(130)	84	43
Attributable to the owners of parent		$ 211,092	$ 181,377	$ 161,353
Attributable to the owners of parent:
Basic earnings per share (in dollars per share)		$ 1.31	$ 1.12	$ 0.99
Diluted earnings per share (in dollars per share)		$ 1.31	$ 1.12	$ 0.99
Weighted average number of shares (basic) (in shares)		160,690,206	161,354,507	162,178,499
Weighted average number of shares (diluted) (in shares)		160,773,279	161,441,782	162,356,735

[1]	Other revenues mainly relate to technical management services provided and are presented in accordance with IFRS 15.